Debt (Tables)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Convertible Note

The net carrying value of the Company’s outstanding debt consisted of the following, as of (In thousands):

	June 30, 2026	December 31, 2025
Convertible Notes due 2028	$99,600	$235,000
Discount, net (1)	(4,015)	(11,387)
Debt issuance costs, net (2)	(3,329)	(9,441)
Convertible Notes, net	$92,256	$214,172

(1)	Discount as of June 30,2026 consisted of $7.1 million of original issue discount and $4.6 million for the initial fair value of the embedded derivative, less accumulated amortization of $1.3 million, gain on debt extinguishment of $6.4 million.

(2)	Debt issuance costs as of June 30, 2026 consisted of $9.7 million in debt issuance costs, less accumulated amortization of $1.1 million and gain on debt extinguishment of $5.3 million.

The table below summarizes the outstanding Convertible Notes as of December 31, 2025, including the effects of discounts and debt issuance costs:

December 31, 2025
Convertible Notes due 2028	$235,000,000
Discount, net (1)	(11,387,249)
Debt issuance costs, net (2)	(9,440,843)
Convertible Notes, net	$214,171,908

(1)	Discount as of December 31, 2025 consisted of $7,050,000 of original issue discount and $4,629,230 for the fair value of the embedded derivative less accumulated amortization of $291,981.

(2)	Debt issuance costs as of December 31, 2025 consisted of $9,682,916 in debt issuance costs less accumulated amortization of $242,073.

Schedule of Loan Maturities

The table below reflects the principal amount of loan maturities due over the next five years as of June 30, 2026 (In thousands):

	5-Year Loan Maturities Fiscal Year
	2026	2027	2028	2029	2030	Total
2028 Convertible Notes	$-	$99,600	$-	$-	$-	$99,600

The table below reflects the principal amount of loan maturities due over the next five years as of December 31, 2025:

	5-Year Loan Maturities Fiscal Year
	2026	2027	2028	2029	2030	Total
2028 Convertible Notes	$-	$-	$235,000,000	$-	$-	$235,000,000

Schedule of Disaggregation of Interest Expense

The table below presents the disaggregation of interest expense for the period June 30, 2026 (In thousands):

For the six-months ended June 30,2026
Debt discount amortization	$1,017
Debt issuance cost amortization	843
Interest expense, net	$1,860

The table below presents the disaggregation of interest expense for the period from June 17, 2025 (inception) through December 31, 2025:

For the period from June 17, 2025 (inception) through December 31, 2025
Debt discount amortization	$291,981
Debt issuance cost amortization	242,073
Interest expense	$534,054